Liabilities Subject to Compromise Reorganization items - Q2 (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reorganization [Abstract]
Debtor Reorganization Items, Legal fees	$ 273,436	$ 1,628,603	$ 1,951,381	$ 2,830,395	$ 5,719,052	$ 1,806,701
Reorganization, Professional fees	34,293	505,243	1,732,521	1,069,739	2,027,827	225,360
Reorganization, Trustee fees	20,000	13,000	33,000	26,000	59,000	17,875
Debtor Reorganization Items, Other expense	0	3,135	0	5,672	5,672	76,600
Reorganization Items	327,729	$ 2,149,981	3,716,902	$ 3,931,806	7,811,551	2,126,536	$ 0
Reorganization payments	$ 809,000		$ 2,300,000		$ 6,700,000	$ 1,500,000